CONTRACT COSTS, NET (Tables)	6 Months Ended
Dec. 31, 2024
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥56,730,105	¥48,672,331	$6,668,083
Allowance for credit losses	(8,394,288)	(7,043,409)	(964,944)
Total contract costs, net	¥48,335,817	¥41,628,922	$5,703,139

Schedule of movement of allowance for credit losses of contract costs

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥2,586,155	¥8,394,288	$1,150,013
Reversal of allowance	4,532,872	(521,268)	(71,413)
Charge to cost of sales	1,275,261	(829,611)	(113,656)
Ending balance	¥8,394,288	¥7,043,409	$964,944